Long-Term Debt (Details) - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	Sep. 30, 2016	Apr. 30, 2016	Dec. 31, 2015	Oct. 15, 2014
Line of Credit Facility [Line Items]
Outstanding borrowing amount	$ 124,000		$ 74,000
Term loan
Line of Credit Facility [Line Items]
Loan commitment amount				$ 65,000
Term loan, net of unamortized deferred financing costs
Term loan	65,000		65,000
Unamortized deferred financing costs	(238)		(351)
Term loan, net of unamortized deferred financing costs	64,762		$ 64,649
Revolving credit facility
Line of Credit Facility [Line Items]
Loan commitment amount				500,000
Current borrowing capacity		$ 140,000
Outstanding borrowing amount	124,000
Remaining borrowing capacity	15,500
Letters of credit
Line of Credit Facility [Line Items]
Loan commitment amount				$ 15,000
Letters of credit outstanding	$ 500